Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Vessel revenue	$ 346,635	$ 298,241
Vessel operating costs	(138,152)	(139,904)
Voyage expenses	(1,622)	(4,372)
Charterhire	(4,399)	(35,169)
Depreciation - owned or finance leased vessels	(88,183)	(87,547)
Depreciation, right-of-use assets	(8,030)	0
Depreciation - right of use assets	(31,240)	(26,972)
Merger transaction related costs	0	(271)
Financial expenses	(96,083)	(88,367)
Loss on exchange of Convertible Senior Notes	0	(16,968)
Realized loss on derivative financial instruments		(16,968)
Financial income	5,843	730
Other expenses, net	(13)	(96)
Net loss	(15,244)	(100,695)
Reportable segments [member]
Disclosure of operating segments [line items]
Vessel revenue	346,635	298,241
Vessel operating costs	(138,152)	(139,904)
Voyage expenses	(1,622)	(4,372)
Charterhire	(4,399)	(35,169)
Depreciation - owned or finance leased vessels	(88,183)	(87,547)
Depreciation, right-of-use assets	(8,030)
Depreciation - right of use assets	(5,789)	(6,063)
Merger transaction related costs		0
Financial expenses	0	0
Realized loss on derivative financial instruments		0
Financial income	404	312
Other expenses, net	0	(46)
Net loss	100,864	25,452
Reportable segments [member] | Handymax [Member]
Disclosure of operating segments [line items]
Vessel revenue	55,176	48,237
Vessel operating costs	(23,717)	(24,163)
Voyage expenses	(1,164)	(235)
Charterhire	(4,256)	(10,308)
Depreciation - owned or finance leased vessels	(9,044)	(9,020)
Depreciation, right-of-use assets	(3,929)
Depreciation - right of use assets	(1,039)	(1,116)
Merger transaction related costs		0
Financial expenses	0	0
Realized loss on derivative financial instruments		0
Financial income	11	8
Other expenses, net	0	(46)
Net loss	12,038	3,357
Reportable segments [member] | LR2 [Member]
Disclosure of operating segments [line items]
Vessel revenue	132,856	100,066
Vessel operating costs	(46,411)	(45,736)
Voyage expenses	(206)	(2,966)
Charterhire	271	(4,652)
Depreciation - owned or finance leased vessels	(36,270)	(36,010)
Depreciation, right-of-use assets	0
Depreciation - right of use assets	(1,857)	(1,924)
Merger transaction related costs		0
Financial expenses	0	0
Realized loss on derivative financial instruments		0
Financial income	22	10
Other expenses, net	0	0
Net loss	48,405	8,788
Reportable segments [member] | MR [Member]
Disclosure of operating segments [line items]
Vessel revenue	123,426	126,327
Vessel operating costs	(54,173)	(55,224)
Voyage expenses	(228)	(598)
Charterhire	(414)	(20,209)
Depreciation - owned or finance leased vessels	(33,271)	(32,952)
Depreciation, right-of-use assets	(4,101)
Depreciation - right of use assets	(2,310)	(2,430)
Merger transaction related costs		0
Financial expenses	0	0
Realized loss on derivative financial instruments		0
Financial income	264	255
Other expenses, net	0	0
Net loss	29,193	15,169
Reportable segments [member] | LR1 [Member]
Disclosure of operating segments [line items]
Vessel revenue	35,177	23,611
Vessel operating costs	(13,851)	(14,781)
Voyage expenses	(24)	(573)
Charterhire	0	0
Depreciation - owned or finance leased vessels	(9,598)	(9,565)
Depreciation, right-of-use assets	0
Depreciation - right of use assets	(583)	(593)
Merger transaction related costs		0
Financial expenses	0	0
Realized loss on derivative financial instruments		0
Financial income	107	39
Other expenses, net	0	0
Net loss	11,228	(1,862)
Corporate and eliminations [member]
Disclosure of operating segments [line items]
Vessel revenue	0	0
Vessel operating costs	0	0
Voyage expenses	0	0
Charterhire	0	0
Depreciation - owned or finance leased vessels	0	0
Depreciation, right-of-use assets	0
Depreciation - right of use assets	(25,451)	(20,909)
Merger transaction related costs		(271)
Financial expenses	(96,083)	(88,367)
Realized loss on derivative financial instruments		(16,968)
Financial income	5,439	418
Other expenses, net	(13)	(50)
Net loss	$ (116,108)	$ (126,147)